                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-08231
                                  ---------------------------------------------

                     Spirit of America Investment Fund, Inc.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

                       477 Jericho Turnpike, P.O. Box 9006
                             Syosset, NY 11791-9006
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                                Mr. David Lerner
                              SSH Securities, Inc.
                       477 Jericho Turnpike, P.O. Box 9006
                             Syosset, NY 11791-9006
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: (516) 390-5565
                                                   ----------------------------

Date of fiscal year end:  October 31, 2004
                        --------------------------
Date of reporting period: October 31, 2004
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                           Message to our Shareholders

                                                                   December 2004

Dear Shareholder,

We are pleased to send you the annual report of the Spirit of America Real Estate Fund and are very pleased with the total return paid to investors. Please see the tables within the report.

If, as we believe, the economy and employment numbers continue their improvement, funds from operations ("FFO") in our REIT investments should increase. Potentially, dividends and REIT values might increase.

While we believe that REIT values should increase, you should be aware that REITs are subject to the usual risks associated with owning real estate - property values can fall due to environmental, civil unrest, economic or other reasons, and changes in interest rates can negatively impact the performance of real estate companies. Investor's shares, when redeemed, may be worth more or less than their original cost In addition, please note that past performance is no guarantee of future results

Thank you for your continued support of our fund's strategic investment philosophy. We look forward to a profitable and successful year.

         Sincerely


         David Lerner, President              Ronald W. Weiss, Portfolio Manager

Prospective investors should consider the investment objectives, risks and charges and expenses of the fund carefully before investing. The maximum sales charge on share purchases is 5.25% of the offering price. The fund's prospectus contains this and other information about the fund and may be obtained through your broker or by calling 1-800-452-4892. The prospectus should be read carefully before investing.

SPIRIT OF AMERICA REAL ESTATE FUND - MANAGEMENT DISCUSSION

     The Real Estate fund is now virtually in a dead heat with our benchmark, the RMS (Morgan Stanley Real Estate Index). During the quarter 8/2/04 to 10/29/04, SOAAX returned 11.02% and the RMS returned 11.87%. For the year ended October 31, 2004, the Real Estate Class A shares returned 17.47% (sales load adjusted) and Class B shares returned 16.05% (CDSC fee adjusted) versus 29.57% for the RMS. We believe that SOAAX is now at an advantage over many other real estate funds. Over the past year we have been investing in apartment REITs, shopping center and healthcare REITs at bargain prices. For the past 12 months apartment REITs produced a return of 18% and shopping centers returned 14%. Large Mall developers have shown a 12 month 38% return, Industrial REITs a 29% return and Hotels averaged a 29 % return. After the 10/29/04 quarter the sectors we invest in have started to pick up steam.

Spirit of America Real Estate Fund
Summary of Portfolio Holdings (Unaudited)

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percentage of total market value, is provided in compliance with such requirement.

Sector Diversification (% of market value)
Apartments (REITS)                                    20.71%   $    39,096,453
Diversified (REITS)                                    8.56%        16,162,854
Healthcare (REITS)                                    13.44%        25,372,957
Industrial (REITS)                                     5.81%        10,972,255
Internet Content                                       0.00%                 -
Net Lease (REITS)                                      6.34%        11,961,863
Office Space (REITS)                                  14.11%        26,625,288
Regional Malls (REITS)                                14.85%        28,026,258
Shopping Centers (REITS)                              14.46%        27,299,028
Storage (REITS)                                        1.63%         3,081,235
Preferred Stocks                                       0.09%           173,410
                                                   ---------------------------
Total Investments                                    100.00%   $   188,771,601
                                                   ===========================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SPIRIT OF AMERICA REAL ESTATE FUND - CLASS A
ILLUSTRATION OF $10,000 INVESTMENT
(UNAUDITED)

The graph below compares the increase in value of a $10,000 investment in the Spirit of America Real Estate Fund - Class A with the performance of the Morgan Stanley REIT Index. The values and returns for the Spirit of America Real Estate Fund - Class A include reinvested dividends, and the impact of the maximum sales charge placed on purchases. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

[CHART]

               SPIRIT OF
               AMERICA
               REAL           MORGAN
               ESTATE         STANLEY
               FUND -         REIT
               CLASS A*       INDEX
              -------------------------
   01/09/98          9,479       10,000
   04/30/98          9,109        9,735
   10/31/98          8,362        8,468
   04/30/99          8,552        8,819
   10/31/99          7,828        7,938
   04/30/00          8,032        8,833
   10/31/00          8,480        9,382
   04/30/01         10,145       10,411
   10/31/01         10,718       10,626
   04/30/02         12,567       12,575
   10/31/02         11,604       11,336
   04/30/03         12,853       12,595
   10/31/03         15,094       15,186
   04/30/04         15,312       15,606
   10/31/04         18,719       19,663

Average Annual Total Returns
Periods Ended October 31, 2004

1 Year                    17.47%
5 Year                    17.79%
Since Inception            9.65%

              PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

*Fund commenced operations January 9, 1998.

     The Morgan Stanley REIT Index is an unmanaged index and the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

SPIRIT OF AMERICA REAL ESTATE FUND - CLASS B
ILLUSTRATION OF INVESTMENT
(UNAUDITED)

The graph below compares the increase in value of a $10,000 investment in the Spirit of America Real Estate Fund - Class B with the performance of the Morgan Stanley REIT Index. The values and returns for the Spirit of America Real Estate Fund - Class B include reinvested dividends, and the impact of the contingent deferred sales charge at redemption. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

[CHART]

               SPIRIT OF
                AMERICA
                 REAL          MORGAN
                ESTATE         STANLEY
                 FUND -        REIT
                CLASS B*       INDEX
              -------------------------
   03/06/98         10,000       10,000
   04/30/98          9,405        9,950
   10/31/98          8,592        8,655
   04/30/99          8,761        9,013
   10/31/99          7,983        8,113
   04/30/00          8,174        9,028
   10/31/00          8,599        9,589
   04/30/01         10,259       10,641
   10/31/01         10,797       10,860
   04/30/02         12,616       12,852
   10/31/02         11,616       11,586
   04/30/03         12,819       12,873
   10/31/03         14,997       15,521
   04/30/04         15,163       15,950
   10/31/04         18,466       20,097

Average Annual Total Returns
Periods Ended October 31, 2004

1 Year                    16.05%
5 Year                    16.87%
Since Inception            9.65%

              PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

*Effective March 6, 1998, the Fund began offering Class B shares.

     The Morgan Stanley REIT Index is an unmanaged index and the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

SPIRIT OF AMERICA REAL ESTATE FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
FOR THE SIX MONTH PERIOD (MAY 01, 2004 TO OCTOBER 31, 2004)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the portfolio. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

                                                                                             EXPENSES
                                      BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSE RATIO   PAID DURING
                                        VALUE 05/01/04    VALUE 10/31/04         (1)         PERIOD (2)
-------------------------------------------------------------------------------------------------------
SPIRIT OF AMERICA REAL ESTATE FUND

ACTUAL FUND RETURN
Class A                                  $  1,000.00       $  1,204.20               1.83%    $  10.17
Class B                                  $  1,000.00       $  1,192.50               2.53%    $  13.98

HYPOTHETICAL 5% RETURN
Class A                                  $  1,000.00       $  1,031.70               1.83%    $   9.37
Class B                                  $  1,000.00       $  1,024.70               2.53%    $  12.91

This table illustrates your fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the fund's ACTUAL return, the third column shows the period's annualized expense ratio, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is NOT the fund's actual return, the results do not apply to your investment. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expense shown in the table are meant to highlight your ONGOING costs only and do not reflect any transactional costs such as sales charges (loads) or redemption fees.

(1)  Annualized, based on the Portfolio's most recent fiscal half-year expenses.

(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average acount value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

                       SPIRIT OF AMERICA REAL ESTATE FUND
                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2004

                                                               SHARES      MARKET VALUE
                                                               ------      ------------
COMMON STOCKS - 98.90%
APARTMENTS (REITS) - 20.50%
Amli Residential Properties Trust                              127,000   $     3,996,690
Apartment Investment & Management Co.                          214,200         7,858,998
Associated Estates Realty Corp.                                422,500         4,017,975
Cornerstone Realty Income Trust, Inc.                          305,400         2,999,028
Gables Residential Trust                                       179,900         6,566,350
Mid-America Apartment Communities, Inc.                        198,500         7,807,005
Post Properties, Inc.                                          138,300         4,438,047
United Dominion Realty Trust, Inc.                              67,000         1,412,360
                                                                         ---------------
                                                                              39,096,453
                                                                         ---------------
DIVERSIFIED (REITS) - 8.48%
BNP Residential Properties, Inc.                               130,900         1,827,364
Colonial Properties Trust                                       49,900         1,945,102
Crescent Real Estate Equities Co.                              336,500         5,387,365
Duke Realty Corp.                                                4,000           136,400
FrontLine Capital Group *                                          640                 -
Hospitality Properties Trust                                    32,300         1,384,055
Host Marriott Corporation                                       20,000           291,000
PMC Commerical Trust                                             2,400            34,824
Sizeler Property Investors, Inc.                               176,300         1,710,110
U.S. Restaurant Properties, Inc.                               194,500         3,446,540
Vornado Operating, Inc.*                                           250                94
                                                                         ---------------
                                                                              16,162,854
                                                                         ---------------
HEALTHCARE (REITS) - 13.30%
Five Star Quality Care, Inc. *                                   1,353             9,539
Health Care Property Investors, Inc.                           196,000         5,454,680
Health Care REIT, Inc.                                         147,100         5,295,600
Healthcare Realty Trust, Inc.                                  102,500         4,135,875
National Health Investors, Inc.                                 76,200         2,180,082
Nationwide Health Properties, Inc.                             313,100         7,066,667
National Health Realty, Inc.                                    53,600         1,078,432
OMEGA Healthcare Investors, Inc.                                 9,000           101,430
Senior Housing Properties Trust                                  2,700            50,652
                                                                         ---------------
                                                                              25,372,957
                                                                         ---------------
INDUSTRIAL (REITS) - 5.75%
Bedford Property Investors, Inc.                                13,000           373,750
Brandywine Realty Trust                                         16,000           470,720
First Industrial Realty Trust, Inc.                            245,651         9,482,129
Prime Group Realty Trust *                                     101,200           645,656
                                                                         ---------------
                                                                              10,972,255
                                                                         ---------------
INTERNET CONTENT - 0.00%
VelocityHSI, Inc.+ *                                             1,260                 -
                                                                         ---------------
NET LEASE (REITS) - 6.27%
Commercial Net Lease Realty                                    282,116         5,425,091
Lexington Corporate Properties Trust                           291,300         6,536,772
                                                                         ---------------
                                                                              11,961,863
                                                                         ---------------
OFFICE SPACE (REITS) - 13.96%
Arden Reality, Inc.                                            107,100         3,649,968
CRT Properties, Inc.                                            40,000           886,400
Equity Office Properties Trust                                  17,000           478,040
Glenborough Realty Trust, Inc.                                 182,700         3,836,700
Highwoods Properties, Inc.                                     214,500         5,321,744
HRPT Properties Trust                                          734,100         8,214,579
Mack-Cali Realty Corp.                                          63,100         2,787,127
Reckson Associates Realty Corporation                           47,800         1,450,730
                                                                         ---------------
                                                                              26,625,288
                                                                         ---------------


               SEE ACCOMPANYING NOTES TO THE FNANCIAL STATEMENTS.

                                                               SHARES      MARKET VALUE
                                                               ------    ----------------
REGIONAL MALLS (REITS) - 14.70%
Glimcher Realty Trust                                          347,050         8,960,831
The Macerich Company                                            82,200         4,911,450
The Mills Corporation                                           69,700         3,864,865
Pennsylvania Real Estate Investment Trust                      243,694         9,881,792
Simon Property Group, Inc.                                       6,000           349,920
Taubman Centers, Inc.                                            2,000            57,400
                                                                         ---------------
                                                                              28,026,258
                                                                         ---------------
SHOPPING CENTERS (REITS) - 14.32%
Burnham Pacific Properties, Inc.                                11,000             1,348
Developers Diversified Realty Corp.                            154,104         6,441,547
Equity One, Inc.                                               139,500         2,928,105
Federal Realty Investment Trust                                 77,600         3,682,120
Heritage Property Investment Trust                              58,300         1,783,396
Kimco Realty Corporation                                         7,000           381,850
Malan Realty Investors, Inc. *                                   5,000            25,950
New Plan Excel Realty Trust                                    250,910         6,563,806
Price Legacy Corporation                                           550            10,346
Ramco-Gershenson Properties Trust                              178,100         4,808,700
Realty Income Corporation                                       14,000           671,860
                                                                         ---------------
                                                                              27,299,028
                                                                         ---------------
STORAGE (REITS) - 1.62%
Shurgard Storage Centers, Inc., Cl. A                            4,000           158,800
Sovran Self Storage, Inc.                                       74,800         2,922,435
                                                                         ---------------
                                                                               3,081,235
                                                                         ---------------

TOTAL COMMON STOCKS
(Cost $131,044,751)                                                          188,598,191
                                                                         ---------------

PREFERRED STOCKS - 0.09%
NET LEASE (REITS) - 0.09%
Commercial Net Lease Realty 9% Series A
(Cost $152,677)                                                  6,352           173,410
                                                                         ---------------

TOTAL INVESTMENTS - 98.99%
(Cost $131,197,428**)                                                        188,771,601

CASH AND OTHER ASSETS NET OF LIABILITIES - 1.01%                               1,924,630
                                                                         ---------------

NET ASSETS - 100.00%                                                     $   190,696,231
                                                                         ===============

+ Company filed for Chapter 7 bankruptcy on August 14, 2001
* Non-income producing security
** Cost for Federal income tax purposes is $131,197,428 and net unrealized appreciation consists of:

                     Gross unrealized appreciation                       $    58,701,019
                     Gross unrealized depreciation                            (1,126,846)
                                                                         ---------------
                     Net unrealized appreciation                         $    57,574,173
                                                                         ===============

               SEE ACCOMPANYING NOTES TO THE FNANCIAL STATEMENTS.

                       SPIRIT OF AMERICA REAL ESTATE FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2004

ASSETS
  Investments in securities at value (cost $131,197,428) (Note 1)      $   188,771,601
  Cash                                                                       1,444,043
  Receivables:
    Capital stock sold                                                       1,251,376
    Dividends and interest                                                     982,386
  Prepaid assets                                                                23,806
                                                                       ---------------
          TOTAL ASSETS                                                     192,473,212
                                                                       ---------------

LIABILITIES
  Payables:
    Capital stock redeemed                                                     510,762
    Investment securities purchased                                            887,859
  Advisory fees                                                                153,102
  Distribution expenses (Note 3)                                                54,683
  Other accrued expenses                                                       170,575
                                                                       ---------------
          TOTAL LIABILITIES                                                  1,776,981
                                                                       ---------------

NET ASSETS                                                             $   190,696,231
                                                                       ===============

CLASS A SHARES
    Net assets applicable to 13,809,649 outstanding $0.001
      par value shares (500,000,000 authorized shares)                 $   178,103,766
                                                                       ===============
    Net asset value and redemption price per Class A Share
      ($178,103,766 DIVIDED BY 13,809,649 shares)                      $         12.90
                                                                       ===============
    Offering price per share ($12.90 DIVIDED BY 0.9475)                $         13.61
                                                                       ===============
CLASS B SHARES
    Net assets applicable to 960,446 outstanding $0.001
      par value shares (500,000,000 authorized shares)                 $    12,592,465
                                                                       ===============
    Net asset value and offering price per Class B Share
      ($12,592,465 DIVIDED BY 960,446 shares)                          $         13.11
                                                                       ===============
    Redemption price per share ($13.11 x 0.9425)                       $         12.36
                                                                       ===============

SOURCE OF NET ASSETS
    At October 31, 2004, net assets consisted of:
    Paid-in capital                                                    $   133,122,058
    Net unrealized appreciation on investments                              57,574,173
                                                                       ---------------
       NET ASSETS                                                      $   190,696,231
                                                                       ===============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED OCTOBER 31, 2004

INVESTMENT INCOME
  Dividends                                                            $     6,008,934
  Interest                                                                       6,781
                                                                       ---------------
          TOTAL INVESTMENT INCOME                                            6,015,715
                                                                       ---------------

EXPENSES
  Investment advisory fees (Note 3)                                          1,655,939
  Transfer agent fees                                                          308,000
  Administration fees                                                          160,358
  Distribution fees - Class A (Note 3)                                         475,151
  Distribution fees - Class B (Note 3)                                         123,316
  Accounting fees                                                               83,690
  Registration fees                                                             16,947
  Legal fees                                                                    83,302
  Custodian fees                                                                31,900
  Printing expense                                                              89,461
  Auditing fees                                                                 15,000
  Directors' fees                                                               18,420
  Insurance expense                                                             40,322
  Other proffesional fees                                                       13,323
                                                                       ---------------
          TOTAL EXPENSES                                                     3,115,129
          Recoupment of waived and reimbursed expenses (Note 3)                 98,621
                                                                       ---------------
          NET EXPENSES                                                       3,213,750
                                                                       ---------------
          NET INVESTMENT INCOME                                              2,801,965
                                                                       ---------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain from security transactions and REITs                     3,898,635
  Net change in unrealized appreciation of investments                      29,931,164
                                                                       ---------------
        Net realized and unrealized gain on investments                     33,829,799
                                                                       ---------------

        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $    36,631,764
                                                                       ===============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                            FOR THE YEAR          FOR THE YEAR
                                                                                ENDED                 ENDED
                                                                          OCTOBER 31, 2004      OCTOBER 31, 2003
                                                                         ------------------    ------------------
OPERATIONS
     Net investment income                                               $        2,801,965    $        3,558,868
     Net realized gain from security transactions and REITs                       3,898,635             1,098,567
     Net change in unrealized appreciation of investments                        29,931,164            28,223,895
                                                                         ------------------    ------------------
        Net increase in net assets                                               36,631,764            32,881,330
                                                                         ------------------    ------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income:
        Class A                                                                  (2,677,345)           (3,280,399)
        Class B                                                                    (124,620)             (282,851)
                                                                         ------------------    ------------------
        Total distributions from net investment income to shareholders           (2,801,965)           (3,563,250)
                                                                         ------------------    ------------------
   Distributions from realized gains:
        Class A                                                                  (3,622,978)           (1,007,189)
        Class B                                                                    (275,657)              (91,378)
                                                                         ------------------    ------------------
        Total distributions from realized gains to shareholders                  (3,898,635)           (1,098,567)
                                                                         ------------------    ------------------
   Return of capital:
        Class A                                                                  (1,778,504)           (2,655,884)
        Class B                                                                    (135,334)             (228,510)
                                                                         ------------------    ------------------
        Total distributions from net return of capital to shareholders           (1,913,838)           (2,884,394)
                                                                         ------------------    ------------------
   Total distributions to shareholders                                           (8,614,438)           (7,546,211)
                                                                         ------------------    ------------------
CAPITAL SHARE TRANSACTIONS (DOLLAR ACTIVITY)
   Shares sold:
        Class A                                                                  46,452,906            43,934,245
        Class B                                                                   1,179,721             1,304,630
   Shares issued as reinvestment of distributions:
        Class A                                                                   5,958,372             4,949,904
        Class B                                                                     409,003               458,177
   Shares redeemed:
        Class A                                                                 (37,742,572)          (20,373,141)
        Class B                                                                  (2,971,538)           (1,713,839)
                                                                         ------------------    ------------------
   Increase in net assets derived from capital share transactions (a)            13,285,892            28,559,976
                                                                         ------------------    ------------------
        Total increase in net assets                                             41,303,218            53,895,095

NET ASSETS
   Beginning of year                                                            149,393,013            95,497,918
                                                                         ------------------    ------------------
   End of year                                                           $      190,696,231    $      149,393,013
                                                                         ==================    ==================
   (a) Transactions in capital stock were:
   Shares sold:
        Class A                                                                   3,890,658             4,497,043
        Class B                                                                      97,641               134,229
   Shares issued as reinvestment of dividends:
        Class A                                                                     494,187               508,805
        Class B                                                                      33,399                46,596
   Shares redeemed:
        Class A                                                                  (3,148,460)           (2,016,435)
        Class B                                                                    (249,433)             (154,195)
                                                                         ------------------    ------------------
Increase in shares outstanding                                                    1,117,992             3,016,043
                                                                         ==================    ==================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       SPIRIT OF AMERICA REAL ESTATE FUND
                              FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

                                               CLASS A           CLASS A           CLASS A           CLASS A           CLASS A
                                           ----------------  ----------------  ----------------  ----------------  ----------------
                                               FOR THE           FOR THE           FOR THE           FOR THE          FOR THE
                                              YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                           OCTOBER 31, 2004  OCTOBER 31, 2003  OCTOBER 31, 2002  OCTOBER 31, 2001  OCTOBER 31, 2000
                                           ----------------  ----------------  ----------------  ----------------  ----------------
NET ASSET VALUE, BEGINNING OF YEAR         $          10.93  $           8.96  $           8.84  $           7.41  $           7.48
                                           ----------------  ----------------  ----------------  ----------------  ----------------

Income from Investment Operations:
  Net investment income                                0.20              0.30              0.40              0.31              0.45
  Net realized and unrealized gain/(loss)
    on investments                                     2.37              2.30              0.36              1.63              0.15
                                           ----------------  ----------------  ----------------  ----------------  ----------------
     Total from investment operations                  2.57              2.60              0.76              1.94              0.60
                                           ----------------  ----------------  ----------------  ----------------  ----------------
Less Distributions:
  Distributions from net investment
    income                                            (0.20)            (0.30)            (0.40)            (0.31)            (0.45)
  Distributions from capital gains                    (0.27)            (0.09)            (0.12)                -                 -
  Distributions in excess of ordinary
    income                                                -                 -             (0.01)                -                 -
  Distributions from return of capital                (0.13)            (0.24)            (0.11)            (0.20)            (0.22)
                                           ----------------  ----------------  ----------------  ----------------  ----------------
     Total distributions                              (0.60)            (0.63)            (0.64)            (0.51)            (0.67)
                                           ----------------  ----------------  ----------------  ----------------  ----------------
NET ASSET VALUE, END OF YEAR               $          12.90  $          10.93  $           8.96  $           8.84  $           7.41
                                           ================  ================  ================  ================  ================
TOTAL RETURN(1)                                       24.02%            30.07%             8.26%            26.40%             8.33%

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year (000)            $        178,104  $        137,410  $         85,915  $         48,016  $         10,936
  Ratio of expenses to average net assets:
    Before expense reimbursement or
      recapture                                        1.77%             1.80%             1.93%             2.29%             3.73%
    After expense reimbursement or
      recapture                                        1.83%             1.97%             1.97%             1.97%             1.97%
  Ratio of net investment income to
      average net assets:
    Before expense reimbursement or
      recapture                                        1.75%             3.18%             4.04%             4.12%             4.29%
    After expense reimbursement or
      recapture                                        1.69%             3.01%             4.00%             4.44%             6.05%
  Portfolio turnover                                   4.17%             1.52%             1.25%            12.04%            21.55%

(1)  Calculation does not reflect sales load.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

                                                                    CLASS B            CLASS B             CLASS B
                                                               ----------------    ----------------    ---------------
                                                                    FOR THE            FOR THE             FOR THE
                                                                  YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                               OCTOBER 31, 2004    OCTOBER 31, 2003    OCTOBER 31, 200
                                                               ----------------    ----------------    ---------------
NET ASSET VALUE, BEGINNING OF YEAR                             $          11.11    $           9.11    $           8.98
                                                               ----------------    ----------------     ---------------
Income from Investment Operations:
     Net investment income                                                 0.12                0.26                0.35
     Net realized and unrealized gain/(loss) on investments                2.40                2.30                0.36
                                                               ----------------    ----------------     ---------------
           Total from investment operations                                2.52                2.56                0.71
                                                               ----------------    ----------------     ---------------

Less Distributions:
     Distributions from net investment income                             (0.12)              (0.26)              (0.34)
     Distributions from capital gains                                     (0.27)              (0.09)              (0.12)
     Distributions in excess of ordinary income                               -                   -               (0.01)
     Distributions from return of capital                                 (0.13)              (0.21)              (0.11)
                                                               ----------------    ----------------     ---------------
      Total distributions                                                 (0.52)              (0.56)              (0.58)
                                                               ----------------    ----------------     ---------------

NET ASSET VALUE, END OF YEAR                                   $          13.11    $          11.11    $           9.11
                                                               ================    ================     ===============

TOTAL RETURN(1)                                                           23.13%              28.43%               7.59%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of year (000)                             $         12,592    $         11,983    $          9,583
     Ratio of expenses to average net assets:
       Before expense reimbursement or recapture                           2.47%               2.50%               2.63%
       After expense reimbursement or recapture                            2.53%               2.67%               2.67%
     Ratio of net investment income to average net assets:
       Before expense reimbursement or recapture                           1.05%               2.48%               3.34%
       After expense reimbursement or recapture                            0.99%               2.31%               3.30%
     Portfolio turnover                                                    4.17%               1.52%               1.25%

                                                                   CLASS B             CLASS B
                                                               ----------------    ----------------
                                                                   FOR THE             FOR THE
                                                                  YEAR ENDED          YEAR ENDED
                                                               OCTOBER 31, 2001    OCTOBER 31, 2000
                                                               ----------------    ----------------
NET ASSET VALUE, BEGINNING OF YEAR                             $           7.53    $           7.51
                                                               ----------------    ----------------
Income from Investment Operations:
     Net investment income                                                 0.28                0.40
     Net realized and unrealized gain/(loss) on investments                1.63                0.16
                                                               ----------------    ----------------
           Total from investment operations                                1.91                0.56
                                                               ----------------    ----------------

Less Distributions:
     Distributions from net investment income                             (0.28)              (0.40)
     Distributions from capital gains                                         -                   -
     Distributions in excess of ordinary income                               -                   -
     Distributions from return of capital                                 (0.18)              (0.14)
                                                               ----------------    ----------------
      Total distributions                                                 (0.46)              (0.54)
                                                               ----------------    ----------------

NET ASSET VALUE, END OF YEAR                                   $           8.98    $           7.53
                                                               ================    ================

TOTAL RETURN(1)                                                           25.56%               7.72%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of year (000)                             $          6,254    $          2,560
     Ratio of expenses to average net assets:
       Before expense reimbursement or recapture                           2.99%               4.43%
       After expense reimbursement or recapture                            2.67%               2.67%
     Ratio of net investment income to average net assets:
       Before expense reimbursement or recapture                           4.72%               3.59%
       After expense reimbursement or recapture                            5.04%               5.35%
     Portfolio turnover                                                   12.04%              21.55%

(1)  Calculation does not reflect CDSC charges.


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       SPIRIT OF AMERICA REAL ESTATE FUND
                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2004

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Spirit of America Real Estate Fund (the "Fund"), a series of the Spirit of America Investment Fund, Inc. (the "Company"), is an open-end diversified mutual fund registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Company was incorporated under the laws of Maryland on May 15, 1997. The Fund commenced operations on January 9, 1998. The authorized capital stock of the Fund is one billion (1,000,000,000) shares, par value of $0.001 per share.

The Fund seeks growth of capital and current income by investing in equity Real Estate Investment Trusts and the equity securities of real estate industry companies. The Fund offers two classes of shares (Class A and Class B). Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. SECURITY VALUATION: The offering price and net asset value per share of each class of the Fund are calculated as of the close of regular trading on the NYSE, currently 4:00 p.m., Eastern Time. The Fund's securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board of Directors. There were no securities, however, fair valued during this fiscal year.

B. INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

C. FEDERAL INCOME TAXES: The Fund intends to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

D. NET ASSET VALUE PER SHARE: The methodology and procedures for determining net asset value are identical for each class of shares, but due to the specific distribution expenses and other costs allocable to each class of shares, the net asset value of each class of shares will vary. Class A Shares are purchased at the offering price per share (which includes a sales load), while Class B shares are purchased at the net asset value per share.

E. USE OF ESTIMATES: In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. DISTRIBUTIONS TO SHAREHOLDERS: The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders each year. Normally, income dividends will be paid quarterly. All such dividends and distributions are taxable to the shareholders whether received in cash or reinvested in shares. The Fund has made certain investments in real estate investment trusts ("REITs") which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its distributions to its shareholders, accordingly, a portion of the distributions paid to the Fund and subsequently distributed to shareholders may be characterized as a return of capital.

NOTE 2 - PURCHASES AND SALES OF SECURITIES
Investment transactions for the fiscal year ended October 31, 2004, excluding short-term investments, were as follows:

                                                                                PROCEEDS
                                              PURCHASES                        FROM SALES
                                    --------------------------------------------------------------------
Real Estate Fund                           $   20,653,763                     $  7,089,219

NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Spirit of America Management Corp. ("Spirit Management") has been retained to act as the Company's manager and investment adviser pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Spirit Management was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Under the Advisory Agreement, the Fund pays Spirit Management a monthly fee of 1/12 of 0.97% on the Fund's average daily net assets. Investment advisory fees and other transactions with affiliates, for the fiscal year ended October 31, 2004, were as follows:

                                                             EXPENSES
                                                            RECAPTURED      TOTAL RECEIVED     REMAINING RECAPTURABLE
                                       ADVISORY FEES      BY THE ADVISOR      BY ADVISOR         EXPENSES AVAILABLE
                                    ------------------------------------------------------------------------------------
Real Estate Fund                       $   1,655,939       $   98,621        $  1,754,560             $     0

                                                                 VOLUNTARY EXPENSE
                                                                    LIMITATION
                                                               ----------------------
Real Estate Fund Class A                                              1.97%
Real Estate Fund Class B                                              2.67%

The Fund has adopted distribution plans for Real Estate Fund Class A Shares and Real Estate Fund Class B Shares pursuant to Rule 12b-1 (each a "Plan"). Each Plan permits the Real Estate Fund to pay SSH Securities, Inc. (the "Distributor"), a monthly fee from the assets of the respective class for the Distributor's services and expenses in distributing shares of each class and providing personal services and/or maintaining shareholder accounts.

                                                        DISTRIBUTION              DISTRIBUTION
                                                          FEE RATE                    FEES
                                                       --------------        ----------------------
Real Estate Fund Class A                                   0.30%                  $   475,151
Real Estate Fund Class B                                   1.00%                      123,316

Real Estate Fund Class A Shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund's current prospectus. Certain redemptions of Real Estate Fund Class B shares made within six years of purchase are subject to a contingent deferred sales charge ("CDSC"), in accordance with the Fund's current prospectus. For the fiscal year ended October 31, 2004, sales charges and CDSC fees received by the Distributor were as follows:

                                            SALES CHARGES          CONTINGENT DEFERRED
                                           RECEIVED BY SSH            SALES CHARGES
                                         --------------------    ------------------------
Real Estate Class A                         $  2,469,967                $        -
Real Estate Class B                                    -                    78,290

Certain officers and directors of the Company are "affiliated persons" of Spirit Management or the Distributor, as that term is defined in the 1940 Act. There are no directors' fees paid to affiliated directors of the Company. All officers serve without direct compensation from the Company. In addition, David Lerner Associates, Inc., a registered broker-dealer affiliated with Spirit Management and the Distributor, received the following brokerage commissions for the fiscal year ended October 31, 2004:

                                                       BROKERAGE COMMISSIONS
                                                    ---------------------------
Real Estate Fund                                              $  9,550

NOTE 4 - FEDERAL INCOME TAXES
The tax character of distributions paid for the fiscal years ended October 31, 2003 and 2004 were as follows:

2004 TAXABLE DISTRIBUTIONS

                              ORDINARY       NET LONG TERM    TOTAL TAXABLE       RETURN           TOTAL
                               INCOME        CAPITAL GAINS    DISTRIBUTIONS     OF CAPITAL      DISTRIBUTION
Real Estate Fund Class A   $    2,677,345   $    3,622,978   $    6,300,323   $    1,778,504   $    8,078,827
Real Estate Fund Class B          124,620          275,657          400,277          135,334          535,611
                           ------------------------------------------------------------------------------------
         Totals            $    2,801,965   $    3,898,635   $    6,700,600   $    1,913,838   $    8,614,438
                           ====================================================================================

2003 TAXABLE DISTRIBUTIONS

                              ORDINARY       NET LONG TERM    TOTAL TAXABLE       RETURN           TOTAL
                               INCOME        CAPITAL GAINS    DISTRIBUTIONS     OF CAPITAL      DISTRIBUTION
Real Estate Fund Class A   $    2,684,866   $    1,064,387   $    3,749,253   $    3,194,219   $    6,943,472
Real Estate Fund Class B           96,567          328,068          602,739          231,501          274,671
                           ------------------------------------------------------------------------------------
         Totals            $    2,916,367   $    1,160,954   $    4,077,321   $    3,468,890   $    7,546,211
                           ====================================================================================

As of October 31, 2004, the components of distributable earnings/(deficit) for the Fund on a tax basis were as follows:

Undistributed ordinary income                      $            -
Undistributed long term capital gains                           -
Unrealized appreciation                                57,574,173
                                                   --------------
     Total Distributable Earnings                  $   57,574,173
                                                   ==============

-------UNAUDITED--------
An estimate of qualified dividend income of $0.00 was received by the fund through October 31, 2004 that qualifies for a reduced tax rate pursuant to The Jobs and Growth Tax Relief Reconciliation Act of 2003.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
SPIRIT OF AMERICA INVESTMENT FUND, INC.
SYOSSET, NEW YORK


We have audited the accompanying statements of assets and liabilities of Spirit of America Real Estate Fund, a series of shares of beneficial interest in Spirit of America Investment Fund, Inc., including the schedule of investments as of October 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on those financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spirit of America Real Estate Fund as of October 31, 2004, the results of their operations for the year then ended and changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                 TAIT, WELLER & BAKER


PHILADELPHIA, PENNSYLVANIA
DECEMBER 3, 2004

                       Spirit of America Real Estate Fund
                            MANAGEMENT OF THE COMPANY
                                   (Unaudited)


Information pertaining to the Directors and officers of the Company is set forth below. The statement of additional information includes additional information about the Directors and is available without charge, upon request, by calling 516-390-5565.

                                                                                     NUMBER OF
                                    TERM OF                                          PORTFOLIOS
                                    OFFICE(2)                                        IN FUND
                                    AND                                              COMPLEX
                                    LENGTH                                           OVERSEEN     OTHER
NAME, ADDRESS AND (AGE)             OF TIME     PRINCIPAL OCCUPATION(S) DURING PAST  BY           DIRECTORSHIPS
POSITION(S) WITH THE COMPANY(1)     SERVED      FIVE YEARS                           DIRECTOR     HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS*
David Lerner(3) (68)                Since 1998  President and founder, David         2            Director of Spirit of America
477 Jericho Turnpike                            Lerner Associates, Inc., a                        Management Corp., the Company's
Syosset, New York 11791                         registered broker-dealer;                         investment adviser; Director of
                                                President, Spirit of America                      SSH Securities, Inc., the
Chairman of the Board of Directors              Management Corp., the Company's                   Company's Distributor; Director
                                                investment adviser; and Chief                     of David Lerner Associates,
                                                Executive Officer and President of                Inc., a registered broker dealer.
                                                SSH Securities, Inc., the
                                                Company's Distributor.

Daniel Lerner(3) (43)               Since 1998  Senior Vice President, Investment    2            Director of David Lerner
477 Jericho Turnpike                            Counselor with David Lerner                       Associates, Inc., a registered
Syosset, New York 11791                         Associates, Inc., a registered                    broker-dealer.
                                                broker-dealer, since September
Director                                        2000.  Previously: Broker with
                                                Prudential Securities from
                                                February 2000 to July 2000; Broker
                                                with Bear Stearns from January
                                                1999 to May 1999; Vice President
                                                of SSH Securities, Inc., the
                                                Company's Distributor and Senior
                                                Vice President.

INDEPENDENT DIRECTORS

Allen Kaufman (68)                  Since 1998  President and Chief Executive        2            Director of K.G.K. Agency, Inc.,
                                                Officer of K.G.K. Agency, Inc., a                 a property and casualty
Director                                        property and casualty insurance                   insurance agency.
                                                agency, since 1963.

                                                                                     NUMBER OF
                                    TERM OF                                          PORTFOLIOS
                                    OFFICE(2)                                        IN FUND
                                    AND                                              COMPLEX
                                    LENGTH                                           OVERSEEN     OTHER
NAME, ADDRESS AND (AGE)             OF TIME     PRINCIPAL OCCUPATION(S) DURING PAST  BY           DIRECTORSHIPS
POSITION(S) WITH THE COMPANY(1)     SERVED      FIVE YEARS                           DIRECTOR     HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
Thomas P. Reynolds (64)             Since 1999  President of Thomas P. Reynolds      2            Chairman of the Board of
                                                Securities, Ltd., a broker-dealer,                Directors of Thomas P. Reynolds
Director                                        since 1979.                                       Securities, Ltd., a
                                                                                                  broker-dealer.

Stanley S. Thune (68)               Since 1998  President and Chief Executive        2            Director of Freight Management
                                                Officer, Freight Management                       Systems, Inc.
Director                                        Systems, Inc., a third party
                                                logistics management company,
                                                since 1994; private investor.

EXECUTIVE OFFICERS

David Lerner
(see biography above)

President

Alan P. Chodosh (50)                Since 2003  Senior Vice President and Chief      NA           NA
477 Jericho Turnpike                            Financial Officer of David Lerner
Syosset, New York 11791                         Associates, Inc. since June 1997

Treasurer

Daniel E. Chafetz (73)              Since 2004  Chief Compliance Officer of David    NA           NA
477 Jericho Turnpike                            Lerner Associates, Inc. since
Syosset, New York 11791                         March 1993; Chief Compliance
                                                Officer of SSH Securities, Inc.
Chief Compliance Officer                        and Spirit of America Management
                                                Corp. since their inception, May
                                                1997.

(1) If necessary, each Director may be contacted by writing to the Company, c/o Spirit of America Investment Fund, Inc., 477 Jericho Turnpike, P.O. Box 9006, Syosset, New York 11791-9006.

(2) Each Director serves for an indefinite term, until his successor is elected.

(3) David Lerner is an "interested" Director, as defined in the 1940 Act, by reason of his position with the Adviser and Daniel Lerner is an "interested" Director by reason of his position with the Distributor. Daniel Lerner is the son of David Lerner.

PROXY VOTING INFORMATION
The Fund's Statement of Additional Information ("SAI") containing a description of the policies and procedures that the Spirit of America Value Fund uses to determine how to vote proxies relating to portfolio securities, along with the Fund's proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2004, are available (i) without charge, upon request, by calling (516) 390-5565; and (ii) on the Securities and Exchange Commissions website at http://www.sec.gov.

INFORMATION ON FORM N-Q
Beginning on Fiscal quarter ended July 31, 2004, the Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each Fiscal year or Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q will be available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Message to our Shareholders

                                                                   December 2004

Dear Shareholder,

We are very pleased to send you the annual report of the Spirit of America Value Fund.

Our investment philosophy continues to be to seek out investments in large cap securities which we believed to be undervalued.

We continue to believe that we have invested in securities which are undervalued and have prospects for long term growth.

All investments are subject to risk, will fluctuate and be affected by economic conditions, interest rates and civil unrest, which may impact the value of your shares in the fund. Investor's shares, when redeemed, may be worth more or less than their original cost. In addition, you should be aware that past performance is no guarantee of future results.

Thank you for your continued support of our fund's strategic investment philosophy. We look forward to a profitable and successful year.

     Sincerely,


     David Lerner, President                  Ronald W. Weiss, Portfolio Manager


Prospective investors should consider the investment objectives, risks and charges and expenses of the fund carefully before investing. The maximum sales charge on share purchases is 5.25% of the offering price. The fund's prospectus contains this and other information about the fund and may be obtained through your broker or by calling 1-800-452-4892. The prospectus should be read carefully before investing.

SPIRIT OF AMERICA VALUE FUND - MANAGEMENT DISCUSSION

     Over the past quarter we have diversified the Value Fund into sectors and companies which we feel have substantial value potential. These investments include Motorola, Nokia, and Verizon. This technical based sector includes both the maker of new tools to distribute information and provide portable and affordable hardware. Verizon and its competitors are constantly pushing the envelope, to generate new and better access to wireless and faster internet connections. Competition within these sectors is very intense with new countries entering the race every day. (i.e. China and Korea).

  A comparison of the Value Fund to the Fund's benchmark, the RLV (Russell 1000 Value Index) for the quarter 8/2/04 to 10/29/04, shows that the RLV returned 3.55% compared to SOAVX's 1.44% return. For the year ended October 31, 2004, the Value Fund returned 0.84% (sales load adjusted) versus 12.74% for the RLV. The Value Fund still remains invested in the Pharmaceutical industry, with Merck and Pfizer, bringing our total return down during this quarter. However, after the October 29, 2004 quarter, along with the stock market, the return on the Value Fund has improved and the gap between the return on the Fund and the RLV has narrowed.

Spirit of America Value Fund
Summary of Portfolio Holdings (Unaudited)

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percentage of total market value, is provided in compliance with such requirement.

Sector Diversification (% of market value)

Aluminum                                                    0.64%   $    228,092
Apartments (REITS)                                          1.01%        359,562
Banks                                                      10.29%      3,670,274
Communications                                              4.21%      1,502,340
Computer Industry                                           9.19%      3,278,334
Consumer Products                                           7.67%      2,736,102
Diversified Financial Services                             11.23%      4,008,870
Energy                                                      3.38%      1,207,768
Food & Beverage                                             6.71%      2,394,586
Healthcare (REITS)                                          0.66%        233,775
Industrial (REITS)                                          0.75%        266,340
Insurance                                                   3.05%      1,088,499
Manufacturer                                                3.88%      1,383,676
Multimedia                                                  0.99%        354,368
Net Lease (REITS)                                           0.71%        253,572
Office Space (REITS)                                        0.73%        260,603
Pharmaceuticals                                            18.97%      6,768,949
Regional Malls (REITS)                                      0.53%        191,068
Restaurants                                                 0.13%         46,718
Retail                                                      8.15%      2,908,168
Shopping Centers (REITS)                                    2.44%        869,372
Telecommunication                                           3.46%      1,233,600
Transport Services                                          0.74%        265,756
Waste Management                                            0.48%        170,880
                                                       -------------------------
Total Investments                                         100.00%   $ 35,681,272
                                                       =========================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SPIRIT OF AMERICA VALUE FUND
ILLUSTRATION OF $10,000 INVESTMENT
(UNAUDITED)

The graph below compares the increase in value of a $10,000 investment in the Spirit of America Value Fund with the performance of the Russell 1000 Value Index. The values and returns for Spirit of America Value Fund include reinvested dividends, and the impact of the maximum sales charges placed on purchases. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

[CHART]

            SPIRIT OF
            AMERICA         RUSSELL
            VALUE           1000 VALUE
            FUND*           INDEX
            --------------------------
 8/1/2002          9,475        10,000
10/31/2002         9,128         9,816
 04/30/03          9,249        10,194
 10/31/03         10,631        11,749
 04/30/04         11,321        12,556
 10/31/04         11,321        13,242


Average Annual Total Returns
Periods Ended October 31, 2004

1 Year                   0.84%
Since Inception          5.67%

              PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

*Fund commenced operations August 1, 2002.

          The Russell 1000 Value Index is an unmanaged index and the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

SPIRIT OF AMERICA VALUE FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
FOR THE SIX MONTH PERIOD (MAY 01, 2004 TO OCTOBER 31, 2004)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the portfolio. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

                                                  BEGINNING                                           EXPENSES
                                                ACCOUNT VALUE    ENDING ACCOUNT   EXPENSE RATIO     PAID DURING
                                                  05/01/04       VALUE 10/31/04        (1)          PERIOD (2)
---------------------------------------------------------------------------------------------------------------
SPIRIT OF AMERICA VALUE FUND

ACTUAL FUND RETURN
Value Fund                                      $     1,000.00   $       980.30             1.97%   $      9.83

HYPOTHETICAL 5% RETURN
Value Fund                                      $     1,000.00   $     1,030.30             1.97%   $     10.08

This table illustrates your fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the fund's ACTUAL return, the third column shows the period's annualized expense ratio, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is NOT the fund's actual return, the results do not apply to your investment. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expense shown in the table are meant to highlight your ONGOING costs only and do not reflect any transactional costs such as sales charges (loads) or redemption fees.

(1)  Annualized, based on the Portfolio's most recent fiscal half-year expenses.
(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average acount value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

                          SPIRIT OF AMERICA VALUE FUND
                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2004

                                                                                    SHARES     MARKET VALUE
                                                                                   --------   --------------
COMMON STOCKS - 99.59%
ALUMINUM - 0.64%
Alcan, Inc.                                                                           3,100   $      143,592
Alcoa, Inc.                                                                           2,600           84,500
                                                                                              --------------
                                                                                                     228,092
                                                                                              --------------
APARTMENTS (REITS) - 1.00%
Apartment Investment & Management Co.                                                 9,800          359,562
                                                                                              --------------
BANKS - 10.24%
Bank of America Corp.                                                                22,818        1,022,018
JPMorgan Chase                                                                       13,464          519,710
KeyCorp                                                                               7,600          255,284
US Bankcorp                                                                          35,000        1,001,350
Wells Fargo & Co.                                                                    14,600          871,912
                                                                                              --------------
                                                                                                   3,670,274
                                                                                              --------------
COMMUNICATIONS - 4.19%
Motorola Inc                                                                         44,000          759,440
Verizon Communications Inc.                                                          19,000          742,900
                                                                                              --------------
                                                                                                   1,502,340
                                                                                              --------------
COMPUTER INDUSTRY - 9.15%
Hewlett-Packard Co.                                                                  72,400        1,350,984
International Business Machines Corp.                                                 9,000          807,750
Microsoft Corp                                                                       40,000        1,119,600
                                                                                              --------------
                                                                                                   3,278,334
                                                                                              --------------
CONSUMER PRODUCTS - 7.64%
Altria Group, Inc.                                                                   25,000        1,211,500
Avon Products, Inc.                                                                   9,800          387,590
Colgate-Palmolive Co.                                                                 7,600          339,112
Gillette Co.                                                                          6,100          253,028
Kimberly-Clark Corp.                                                                    800           47,736
Maytag Corp.                                                                         22,100          384,540
Procter & Gamble Co.                                                                  2,200          112,596
                                                                                              --------------
                                                                                                   2,736,102
                                                                                              --------------
DIVERSIFIED FINANCIAL SERVICES - 11.19%
American Express Co.                                                                 16,800          891,576
Capital One Financial Corp.                                                          12,000          885,120
Citigroup Inc.                                                                       35,200        1,561,824
MBNA Corp.                                                                           25,800          661,254
Piper Jaffray Cos *                                                                     208            9,096
                                                                                              --------------
                                                                                                   4,008,870
                                                                                              --------------
ENERGY - 3.37%
American Electric Power Company, Inc.                                                11,300          372,109
Consolidated Edison, Inc.                                                            13,700          595,265
Duke Energy Corp.                                                                     9,800          240,394
                                                                                              --------------
                                                                                                   1,207,768
                                                                                              --------------
FOOD & BEVERAGE - 6.69%
Archer-Daniels-Midland Co.                                                            6,500          125,905
Cadbury Schweppes plc.                                                                6,200          207,700
Coca-Cola Co.                                                                         9,900          402,534
Del Monte Foods Co. *                                                                 1,161           12,399
General Mills, Inc.                                                                   6,100          269,925
H.J. Heinz Co.                                                                        9,200          334,420
Kellog Co.                                                                            5,800          249,400
Kraft Foods, Inc.                                                                     1,300           43,303
Kroger Co. *                                                                          8,800          132,968
PepsiCo Inc.                                                                          3,600          178,488
Sara Lee Corp.                                                                       14,300          332,904
Wm. Wrigley Jr. Co.                                                                   1,600          104,640
                                                                                              --------------
                                                                                                   2,394,586
                                                                                              --------------

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                                                                                    SHARES     MARKET VALUE
                                                                                   --------   --------------
HEALTHCARE (REITS) - 0.65%
National Health Investors, Inc.                                                       4,700          134,467
Nationwide Health Properties, Inc.                                                    4,400           99,308
                                                                                              --------------
                                                                                                     233,775
                                                                                              --------------
INDUSTRIAL (REITS) - 0.74%
First Industrial Realty Trust, Inc.                                                   6,900          266,340
                                                                                              --------------
INSURANCE - 3.04%
Cigna Corp.                                                                          17,000        1,078,820
St. Paul Travelers Co., Inc.                                                            285            9,679
                                                                                              --------------
                                                                                                   1,088,499
                                                                                              --------------
MANUFACTURER - 3.86%
General Electric Co.                                                                 16,000          545,920
3M Company                                                                           10,800          837,756
                                                                                              --------------
                                                                                                   1,383,676
                                                                                              --------------
MULTIMEDIA - 0.99%
Time Warner Inc. *                                                                   10,600          176,384
Viacom, Inc. CL A                                                                     1,400           51,884
Walt Disney Co.                                                                       5,000          126,100
                                                                                              --------------
                                                                                                     354,368
                                                                                              --------------
NET LEASE (REITS) - 0.71%
Lexington Corp. Properties Trust                                                     11,300          253,572
                                                                                              --------------
OFFICE SPACE (REITS) - 0.73%
Mack-Cali Realty Corp.                                                                5,900          260,603
                                                                                              --------------
PHARMACEUTICALS - 18.89%
Abbott Laboratories                                                                  20,000          852,600
Bristol-Myers Squibb Co.                                                             42,500          995,775
Eli Lilly and Co.                                                                     8,400          461,244
Hospira Inc.*                                                                         2,000           63,820
Medco Health Solutions, Inc. *                                                       21,192          718,621
Merck and Co. Inc.                                                                   26,400          826,584
Pfizer Inc                                                                           33,800          978,510
Schering-Ploug Corp.                                                                 16,000          289,760
Wyeth                                                                                39,900        1,582,035
                                                                                              --------------
                                                                                                   6,768,949
                                                                                              --------------
REGIONAL MALLS (REITS) - 0.53%
Glimcher Realty Trust                                                                 7,400          191,068
                                                                                              --------------
RESTAURANTS - 0.13%
Wendy's International, Inc.                                                           1,400           46,718
                                                                                              --------------
RETAIL - 8.12%
J.C. Penney Co., Inc.                                                                 8,000          276,720
Target Corp.                                                                         17,100          855,342
TJX Companies Inc.                                                                   27,100          649,858
Walgreen Co.                                                                         12,000          430,680
Wal-Mart Stores Inc.                                                                 12,900          695,568
                                                                                              --------------
                                                                                                   2,908,168
                                                                                              --------------
SHOPPING CENTERS (REITS) - 2.43%
Commercial Net Lease Realty                                                          12,400          238,452
Federal Realty Investment Trust                                                       5,000          237,250
New Plan Excel Realty Trust                                                           9,900          258,984
Ramco-Gershenson Properties Trust                                                     2,500           67,500
Realty Income Corp.                                                                   1,400           67,186
                                                                                              --------------
                                                                                                     869,372
                                                                                              --------------

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                                                                                    SHARES     MARKET VALUE
                                                                                   --------   --------------
TELECOMMUNICATION - 3.44%
Nokia Corp.                                                                          80,000        1,233,600
                                                                                              --------------
TRANSPORT SERVICES - 0.74%
FedEx Corp.                                                                           1,700          154,904
United Parcel Service, Inc.                                                           1,400          110,852
                                                                                              --------------
                                                                                                     265,756
                                                                                              --------------
WASTE MANAGEMENT - 0.48%
Waste Management, Inc.                                                                6,000          170,880
                                                                                              --------------

TOTAL INVESTMENTS - 99.59%
(Cost $32,914,454**)                                                                              35,681,272

CASH AND OTHER ASSETS NET OF LIABILITIES - 0.41%                                                     145,214
                                                                                              --------------
NET ASSETS - 100.00%                                                                          $   35,826,486
                                                                                              ==============

 * Non-income producing security
** Cost for Federal income tax purposes is $32,914,454 and net unrealized appreciation consists of:

                                                   Gross unrealized appreciation              $    4,088,891
                                                   Gross unrealized depreciation                  (1,322,073)
                                                                                              --------------
                                                     Net unrealized appreciation              $    2,766,818
                                                                                              ==============

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                          SPIRIT OF AMERICA VALUE FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2004

ASSETS
    Investments in securities at value (cost $32,914,454) (Note 1)           $    35,681,272
    Cash                                                                              275,101
    Receivables:
       Capital stock sold                                                              69,165
       Dividends and interest                                                          63,026
    Prepaid assets                                                                      4,860
                                                                              ---------------
                  TOTAL ASSETS                                                     36,093,424
                                                                              ---------------

LIABILITIES
    Payables:
       Capital stock redeemed                                                         182,941
    Advisory fees                                                                      24,006
    Distribution expense (Note 3)                                                       8,996
    Other accrued expenses                                                             50,995
                                                                              ---------------
                  TOTAL LIABILITIES                                                   266,938
                                                                              ---------------

NET ASSETS
       Net assets applicable to 3,052,577 outstanding $0.001
          par value shares (500,000,000 authorized shares)                    $    35,826,486
                                                                              ===============
       Net asset value and redemption price per share
          ($35,826,486 DIVIDED BY 3,052,577 shares)                           $         11.74
                                                                              ===============
       Offering price per share ($11.74 DIVIDED BY 0.9475)                    $         12.39
                                                                              ===============

SOURCE OF NET ASSETS
    At October 31, 2004, net assets consisted of:
    Paid-in capital                                                           $    33,059,668
    Net unrealized appreciation on investments                                      2,766,818
                                                                              ---------------
             NET ASSETS                                                       $    35,826,486
                                                                              ===============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED OCTOBER 31, 2004

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $279)                          $       694,168
   Interest                                                                             5,635
                                                                              ---------------
                 TOTAL INVESTMENT INCOME                                              699,803
                                                                              ---------------

EXPENSES
   Investment advisory fees (Note 3)                                                  293,195
   Transfer agent fees                                                                 77,000
   Administration fees                                                                 45,339
   Distribution fees (Note 3)                                                          90,679
   Accounting fees                                                                     36,915
   Registration fees                                                                   12,406
   Legal fees                                                                          13,445
   Custodian fees                                                                       8,000
   Printing expense                                                                    14,976
   Auditing fees                                                                       13,200
   Directors' fees                                                                      2,961
   Insurance expense                                                                    5,298
   Miscellaneous expense                                                                1,577
                                                                              ---------------
             TOTAL EXPENSES                                                           614,991
             Expenses waived and reimbursed by Advisor (Note 3)                       (19,534)
                                                                              ---------------
             NET EXPENSES                                                             595,457
                                                                              ---------------
             NET INVESTMENT INCOME                                                    104,346
                                                                              ---------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Net realized gain from security transactions                                       28,658
    Net change in unrealized appreciation of investments                            1,102,725
                                                                              ---------------
           Net realized and unrealized gain on investments                          1,131,383
                                                                              ---------------

           NET INCREASE IN NET ASSETS RESULTING FROM operations               $     1,235,729
                                                                              ===============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                FOR THE YEAR       FOR THE YEAR
                                                                                    ENDED             ENDED
                                                                              OCTOBER 31, 2004   OCTOBER 31, 2003
                                                                              ----------------   ----------------
OPERATIONS
        Net investment income                                                 $        104,346   $         70,966
        Net realized gain from security transactions                                    28,658             12,985
        Net change in unrealized appreciation of investments                         1,102,725          1,691,734
                                                                              ----------------   ----------------
               Net increase in net assets                                            1,235,729          1,775,685
                                                                              ----------------   ----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Distributions from net investment income:                                        (104,346)           (73,081)
     Distributions from realized gains:                                                (28,658)                 -
     Return of capital:                                                                (46,300)           (36,922)
                                                                              ----------------   ----------------
     Total distributions to shareholders                                              (179,304)          (110,003)
                                                                              ----------------   ----------------

CAPITAL SHARE TRANSACTIONS (DOLLAR ACTIVITY)
     Shares sold:                                                                   22,212,687         14,136,780
     Shares issued as reinvestment of distributions:                                   167,342             99,340
     Shares redeemed:                                                               (4,888,839)        (1,050,253)
                                                                              ----------------   ----------------
     Increase in net assets derived from capital share transactions (a)             17,491,190         13,185,867
                                                                              ----------------   ----------------
               Total increase in net assets                                         18,547,615         14,851,549
                                                                              ----------------   ----------------

NET ASSETS
     Beginning of year                                                              17,278,871          2,427,322
                                                                              ----------------   ----------------
     End of year                                                              $     35,826,486         17,278,871
                                                                              ================   ================

     (a) Transactions in capital stock were:
     Shares sold:                                                                    1,898,862          1,448,983
     Shares issued as reinvestment of dividends:                                        14,191              9,778
     Shares redeemed:                                                                 (418,099)          (153,102)
                                                                              ----------------   ----------------
     Increase in shares outstanding                                                  1,494,954          1,305,659
                                                                              ================   ================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          SPIRIT OF AMERICA VALUE FUND
                              FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

                                                                        FOR THE             FOR THE            FOR THE
                                                                      YEAR ENDED          YEAR ENDED        PERIOD ENDED
                                                                   OCTOBER 31, 2004    OCTOBER 31, 2003   OCTOBER 31, 2002*
                                                                  -----------------   -----------------   -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $           11.09   $            9.63   $           10.00
                                                                  -----------------   -----------------   -----------------

Income from Investment Operations:
  Net investment income                                                        0.04                0.07                0.01
  Net realized and unrealized gain/(loss) on investments                       0.68                1.51               (0.38)
                                                                  -----------------   -----------------   -----------------
       Total from investment operations                                        0.72                1.58               (0.37)
                                                                  -----------------   -----------------   -----------------

Less Distributions:
  Distributions from net investment income                                    (0.04)              (0.08)                  -
  Distribution from captial gains:                                            (0.01)                  -                   -
  Distributions from return of captial                                        (0.02)              (0.04)                  -
                                                                  -----------------   -----------------   -----------------
   Total distributions                                                        (0.07)              (0.12)                  -
                                                                  -----------------   -----------------   -----------------

NET ASSET VALUE, END OF PERIOD                                    $           11.74   $           11.09   $            9.63
                                                                  =================   =================   =================

TOTAL RETURN(2)                                                                6.48%              16.47%              (3.70)%(1)

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (000)                                 $          35,826   $          17,279   $           2,427
  Ratio of expenses to average net assets:
     Before expense reimbursement                                              2.03%               2.65%               7.38%(3)
     After expense reimbursement                                               1.97%               1.97%               1.97%(3)
  Ratio of net investment income (loss) to average net assets:
     Before expense reimbursement                                              0.35%               0.12%              (4.75)%(3)
     After expense reimbursement                                               0.41%               0.80%               0.66%(3)
  Portfolio turnover                                                              -%                  -%              21.59%(1)

*    The Fund commenced investment operations on August 1, 2002.
(1)  Calculation is not annualized.
(2)  Calculation does not reflect sales load.
(3)  Calculation is annualized

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          SPIRIT OF AMERICA VALUE FUND
                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2004

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Spirit of America Value Fund (the "Fund"), a series of Spirit of America Investment Fund, Inc. (the "Company"), is an open-end diversified mutual fund registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Company was incorporated under the laws of Maryland on May 15, 1997. The Fund commenced operations on August 1, 2002. The authorized capital stock of the Fund is 500 million (500,000,000) shares, par value of $0.001 per share. The Fund seeks capital appreciation with a secondary objective of current income by investing in equity securities in the value segment of the market. The Fund offers one class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States for America for investment companies.

A. SECURITY VALUATION: The offering price and net asset value per share for the Fund are calculated as of the close of regular trading on the NYSE, currently 4:00 p.m., Eastern Time. The Fund's securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board of Directors. There were no securities, however, fair valued during this fiscal year.

B. INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

C. FEDERAL INCOME TAXES: The Fund intends to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

D. USE OF ESTIMATES: In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

E. DISTRIBUTIONS TO SHAREHOLDERS: The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders each year. Normally, income dividends will be paid quarterly. All such dividends and distributions are taxable to the shareholders whether received in cash or reinvested in shares. The Fund has made certain investments in real estate investment trusts ("REITs") which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its distributions to its shareholders, accordingly, a portion of the distributions paid to the Fund and subsequently distributed to shareholders may be characterized as a return of capital.

NOTE 2 - PURCHASES AND SALES OF SECURITIES
Investment transactions for the fiscal year ended October 31, 2004, excluding short-term investments, were as follows:

                                                      PROCEEDS
                  PURCHASES                          FROM SALES
               ------------------------------------------------
               $   17,252,098                        $       62

NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Spirit of America Management Corp. ("Spirit Management") has been retained to act as the Company's manager and investment adviser pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Spirit Management was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Under the Advisory Agreement, the Fund pays Spirit Management a monthly fee of 1/12 of 0.97% on the Fund's average daily net assets. Investment advisory fees and other transactions with affiliates, for the fiscal year ended October 31, 2004, were as follows:

            INVESTMENT ADVISORY                 VOLUNTARY EXPENSE
                  FEE RATE                          LIMITATION                    ADVISOR FEES
            ----------------------------------------------------------------------------------
                   0.97%                              1.97%                        $  293,195

Any waiver or reimbursement by the Advisor is subject to recovery from the fund within the following three years, to the extent such recovery would not cause total expenses to exceed the current expense limitation.

                       ON OCTOBER 31, 2004, THE BALANCE OF
                      RECAPTURABLE EXPENSES WAS AS FOLLOWS.
                     ---------------------------------------
                      Expires 2005               $  17,337
                      Expires 2006                  60,199
                      Expires 2007                  19,534
                                                 ---------
                          Total                  $  97,070
                                                 =========

The Fund has adopted a plan of distribution pursuant to Rule 12b-1 (the "Plan). The Plan permits the Fund to pay SSH Securities, Inc. (the "Distributor") a monthly fee from the assets of the Fund for the Distributor's services and expenses in distributing shares of the Fund and providing personal services and/or maintaining shareholder accounts.

                      DISTRIBUTION                 DISTRIBUTION
                        FEE RATE                       FEES
                     -------------                 ------------
                          0.30%                      $  90,679

The Fund's shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund's current prospectus. For the fiscal year ended October 31, 2004, sales charges received by the Distributor were as follows:

                                 SALES CHARGES
                                RECEIVED BY SSH
                                ---------------
                                  $  1,127,085

Certain officers and directors of the Company are "affiliated persons" of Spirit Management or the Distributor, as that term is defined in the 1940 Act. There are no directors' fees paid to affiliated directors of the Company. All officers serve without direct compensation from the Company. In addition, David Lerner Associates, Inc., a registered broker-dealer affiliated with Spirit Management and the Distributor, received the following brokerage commissions for the fiscal year ended October 31, 2004:

                              BROKERAGE COMMISSIONS
                              ---------------------
                                    $   6,285

NOTE 4 - FEDERAL INCOME TAXES
The tax character of distributions paid for the fiscal years ended October 31, 2003 & 2004 were as follows:

2004 Taxable Distributions

                                                                 RETURN
      ORDINARY           NET LONG TERM       TOTAL TAXABLE         OF            TOTAL
       INCOME            CAPITAL GAINS        DISTRIBUTION       CAPITAL     DISTRIBUTIONS
      --------           -------------       -------------       -------     -------------
     $ 104,346             $  28,658           $  133,004       $ 46,300       $  179,304

2003 Taxable Distributions

                                                                 RETURN
      ORDINARY           NET LONG TERM       TOTAL TAXABLE         OF            TOTAL
       INCOME            CAPITAL GAINS        DISTRIBUTION       CAPITAL     DISTRIBUTIONS
      --------           -------------       -------------      --------     -------------
      $ 57,471             $  7,940            $  65,411        $ 44,592       $  110,003

As of October 31, 2004, the components of distributable earnings/(deficit) for the Fund on a tax basis were as follows:

Undistributed ordinary income                                   $            -
Capital loss carryforward                                                    -
Unrealized appreciation                                              2,766,818
                                                                --------------
     Total Distributable Earnings                               $    2,766,818
                                                                ==============

NOTE 5 - RECLASSIFICATIONS
Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

        As of October 31, 2004, the              Decrease Paid-in Capital:       $   2,113
        reclassifications were as follows:       -----------------------------------------
                                                 Decrease Loss on Investment:    $   2,113

-------UNAUDITED-------

An estimate of qualified income of $81,631 was received by the Fund through October 31, 2004 that qualifies for a reduced tax rate pursuant to The Jobs and Growth Tax Relief Reconciliation Act of 2003.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
SPIRIT OF AMERICA INVESTMENT FUND, INC.
SYOSSET, NEW YORK

We have audited the accompanying statements of assets and liabilities of Spirit of America Value Fund, a series of shares of beneficial interest in Spirit of America Investment Fund, Inc., including the schedule of investments as of October 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for the two years in the period then ended and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on those financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spirit of America Value Fund as of October 31, 2004, the results of their operations for the year then ended, the changes in their net assets for the two years in the period then ended and the financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.


                                                  TAIT, WELLER & BAKER

PHILADELPHIA, PENNSYLVANIA
DECEMBER 3, 2004

                          Spirit of America Value Fund
                            MANAGEMENT OF THE COMPANY
                                   (Unaudited)


Information pertaining to the Directors and officers of the Company is set forth below. The statement of additional information includes additional information about the Directors and is available without charge, upon request, by calling 516-390-5565.

                                                                                          NUMBER OF
                                    TERM OF                                               PORTFOLIOS
                                    OFFICE(2)                                             IN FUND
                                    AND                                                   COMPLEX
                                    LENGTH                                                OVERSEEN    OTHER
NAME, ADDRESS AND (AGE)             OF TIME     PRINCIPAL OCCUPATION(S) DURING PAST FIVE  BY          DIRECTORSHIPS
POSITION(S) WITH THE COMPANY(1)     SERVED      YEARS                                     DIRECTOR    HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS*

David Lerner(3) (68)                Since 1998  President and founder, David Lerner       2           Director of Spirit of America
477 Jericho Turnpike                            Associates, Inc., a registered                        Management Corp., the
Syosset, New York 11791                         broker-dealer; President, Spirit of                   Company's investment adviser;
                                                America Management Corp., the Company's               Director of SSH Securities,
Chairman of the Board of Directors              investment adviser; and Chief Executive               Inc., the Company's
                                                Officer and President of SSH Securities,              Distributor; Director of
                                                Inc., the Company's Distributor.                      David Lerner Associates,
                                                                                                      Inc., a registered broker
                                                                                                      dealer.

Daniel Lerner(3) (43)               Since 1998  Senior Vice President, Investment         2           Director of David Lerner
477 Jericho Turnpike                            Counselor with David Lerner Associates,               Associates, Inc., a
Syosset, New York 11791                         Inc., a registered broker-dealer, since               registered broker-dealer.
                                                September 2000. Previously: Broker with
Director                                        Prudential Securities from February 2000
                                                to July 2000; Broker with Bear Stearns
                                                from January 1999 to May 1999; Vice
                                                President of SSH Securities, Inc., the
                                                Company's Distributor and Senior Vice
                                                President.

INDEPENDENT DIRECTORS

Allen Kaufman (68)                  Since 1998  President and Chief Executive Officer of  2           Director of K.G.K. Agency,
                                                K.G.K. Agency, Inc., a property and                   Inc., a property and casualty
Director                                        casualty insurance agency, since 1963.                insurance agency.

                                                                                          NUMBER OF
                                    TERM OF                                               PORTFOLIOS
                                    OFFICE(2)                                             IN FUND
                                    AND                                                   COMPLEX
                                    LENGTH                                                OVERSEEN    OTHER
NAME, ADDRESS AND (AGE)             OF TIME     PRINCIPAL OCCUPATION(S) DURING PAST FIVE  BY          DIRECTORSHIPS
POSITION(S) WITH THE COMPANY(1)     SERVED      YEARS                                     DIRECTOR    HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
Thomas P. Reynolds (64)             Since 1999  President of Thomas P. Reynolds           2           Chairman of the Board of
                                                Securities, Ltd., a broker-dealer, since              Directors of
Director                                        1979.                                                 Thomas P. Reynolds
                                                                                                      Securities, Ltd., a
                                                                                                      broker-dealer.

Stanley S. Thune (68)               Since 1998  President and Chief Executive Officer,    2           Director of Freight
                                                Freight Management Systems, Inc., a                   Management Systems, Inc.
Director                                        third party logistics management
                                                company, since 1994; private investor.

EXECUTIVE OFFICERS

David Lerner
(see biography above)

President

Alan P. Chodosh (50)                Since 2003  Senior Vice President and Chief Financial NA          NA
477 Jericho Turnpike                            Officer of David Lerner Associates, Inc.
Syosset, New York 11791                         since June 1997

Treasurer

Daniel E. Chafetz (73)              Since 2004  Chief Compliance Officer of David Lerner  NA          NA
477 Jericho Turnpike                            Associates, Inc. since March 1993; Chief
Syosset, New York 11791                         Compliance Officer of SSH Securities,
                                                Inc. and Spirit of America Management
Chief Compliance Officer                        Corp. since their inception, May 1997.

(1) If necessary, each Director may be contacted by writing to the Company, c/o Spirit of America Investment Fund, Inc., 477 Jericho Turnpike, P.O. Box 9006, Syosset, New York 11791-9006.

(2) Each Director serves for an indefinite term, until his successor is elected.

(3) David Lerner is an "interested" Director, as defined in the 1940 Act, by reason of his position with the Adviser and Daniel Lerner is an "interested" Director by reason of his position with the Distributor. Daniel Lerner is the son of David Lerner.

PROXY VOTING INFROMATION
The Fund's Statement of Additional Information ("SAI") containing a description of the policies and procedures that the Spirit of America Value Fund uses to determine how to vote proxies relating to portfolio securities, along with the Fund's proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2004, are available (i) without charge, upon request, by calling (516) 390-5565; and (ii) on the Securities and Exchange Commissions website at http://www.sec.gov.

INFORMATION ON FORM N-Q
Beginning on Fiscal quarter ended July 31, 2004, the Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each Fiscal year or Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q will be available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

  (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

  (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

  (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Registrant's Board of Directors has determined that it does not have an "audit committee financial expert" serving on its audit committee. While Registrant believes that each of the members of its audit committee has sufficient knowledge of accounting principles and financial statements to serve on the audit committee, none has the requisite experience to qualify as an "audit committee financial expert"; as such term is defined by the Securities and Exchange Commission.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

  (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $_49,200____.

AUDIT-RELATED FEES

  (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $___None___.

TAX FEES

  (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $_None____.

ALL OTHER FEES

  (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $__None___.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     PRE-APPROVAL OF AUDIT AND PERMITTED NON-AUDIT SERVICES PROVIDED TO THE COMPANY

     PRE-APPROVAL REQUIREMENTS. The Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) to be provided to the Company by the Auditor, including the fees therefore. The Committee may delegate to one or more of its members the authority to grant pre-approvals. In connection with such delegation, the Committee shall establish pre-approval policies and procedures, including the requirement that the decisions of any member to whom authority is delegated under this section (B) shall be presented to the full Committee at each of its scheduled meetings.

     DE MINIMIS EXCEPTION TO PRE-APPROVAL: Pre-approval for a permitted non-audit service shall not be required if:

          a. the aggregate amount of all such non-audit services is not more than 5% of the total revenues paid by the Company to the Auditor in the fiscal year in which the non-audit services are provided;

          b. such services were not recognized by the Company at the time of the engagement to be non-audit services; and

          c. such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or by one or more members of the Committee to whom authority to grant such approvals has been delegated by the Committee.

     Additionally, the Committee shall pre-approve the Auditor's engagements for non-audit services with the Adviser and any affiliate of the Adviser that provides ongoing services to the Company in accordance with the foregoing, if the engagement relates directly to the operations and financial reporting of the Company, unless the aggregate amount of all services provided constitutes no more than 5% of the total amount of revenues paid to the Auditor by the Company, the Adviser and any affiliate of the Adviser that provides ongoing services to the Company during the fiscal year in which the services are provided that would have to be pre-approved by the Committee pursuant to this paragraph (without regard to this exception).

  (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                  (b)  0%

                  (c)  0%

                  (d)  0%

  (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

  (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $__None_____.

  (h) The registrant's audit committee of the board of directors HAS considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

  (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

  (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

  (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

  (a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
           Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3)   Not applicable.

  (b)      Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
           Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)           Spirit of America Investment Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ David Lerner, Principal Executive Officer
                         -------------------------------------------------------
                           David Lerner, Principal Executive Officer
                           (principal executive officer)

Date                                             January 6, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ David Lerner, Principal Executive Officer
                         -------------------------------------------------------
                           David Lerner, Principal Executive Officer
                           (principal executive officer)

Date                                   January 6, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Alan Chodosh, Principal Financial Officer
                         -------------------------------------------------------
                           Alan Chodosh, Principal Financial Officer
                           (principal financial officer)

Date                       January 6, 2005
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.